Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Summary of Investment Income	The following table summarizes investment income for the twelve months ended December 31, 2022, 2021 and 2020:

	For the Twelve Months Ended
	December 31, 2022	December 31, 2021	December 31, 2020
	($ in millions)
Fixed income securities — Available for sale	$95.6	$87.2	$106.5
Fixed income securities — Trading	57.0	30.2	32.8
Short-term investments — Available for sale	0.6	0.1	0.8
Short-term investments — Trading	0.1	—	0.5
Fixed term deposits (included in cash and cash equivalents)	6.6	0.7	6.4
Catastrophe bonds — Trading	0.3	0.9	1.4
Privately-held investments — Trading	24.3	18.2	20.9
Other investments, at fair value (1)	13.9	21.9	(2.0)
Total	198.4	159.2	167.3
Investment expenses	(10.3)	(11.7)	(12.7)
Net investment income	$188.1	$147.5	$154.6
_____________(1) Other investments represents the Company’s investments in real estate funds and other special purpose vehicles. The movement in the year represents the change in fair value of the investment and has been included as part of our investment income.
Net Realized and Unrealized Investment Gains and Losses and Change in Unrealized Gains and Losses on Investments
The following table summarizes the net realized and unrealized investment gains and losses recorded in the consolidated statement of operations and the change in unrealized gains and losses on investments recorded in other comprehensive income for the twelve months ended December 31, 2022, 2021 and 2020:

	For the Twelve Months Ended
	December 31, 2022	December 31, 2021	December 31, 2020
	($ in millions)
Available for sale:
Fixed income securities — gross realized gains	$2.9	$22.7	$68.8
Fixed income securities — gross realized (losses)	(58.4)	(3.6)	(1.8)
Short-term investments — gross realized gains	1.0	2.0	0.5
Short-term investments — gross realized (losses)	(0.5)	(0.8)	(0.4)
Net change in expected credit (losses)/gains	(5.0)	(2.5)	0.4
Trading:
Fixed income securities — gross realized gains	0.2	12.2	18.2
Fixed income securities — gross realized (losses)	(1.8)	(2.0)	(3.8)
Short-term investments — gross realized gains	—	0.1	0.2
Short-term investments — gross realized (losses)	—	(0.3)	(0.3)
Privately-held investments — gross realized gains	0.7	0.6	—
Privately-held investments — gross realized (losses)	(0.1)	(13.8)	—
Privately-held investments — net unrealized (losses)/gains	(2.5)	18.1	(20.4)
Catastrophe bonds — net unrealized gains/(losses)	0.2	(0.8)	—
Fixed income securities — net unrealized (losses)	(113.9)	(23.4)	—

Investments — equity method:
Gross realized and unrealized gains/(losses) in MVI	—	0.1	(0.4)
Gross unrealized (losses)/gains in Multi-Line Reinsurer	(0.4)	0.2	—
Gross realized and unrealized (losses)/gains in Digital Risk	—	—	(0.3)
Gross realized gain on sale of Bene	—	—	1.8
Gross realized gain on sale of Crop Re	—	—	8.6
Total net realized and unrealized investment (losses)/gains recorded in the consolidated statement of operations	$(177.6)	$8.8	$71.1

Change in available for sale net unrealized (losses)/gains:
Fixed income securities	(391.7)	(157.6)	108.5
Income tax benefit/(expense)	23.9	(0.3)	(0.5)
Total change in net unrealized (losses)/gains, net of taxes recorded in other comprehensive income	$(367.8)	$(157.9)	$108.0

Cost or Amortized Cost, Unrealized and Realized Gains and Losses and Estimated Fair Value of Available for Sale Investments	The following tables present the cost or amortized cost, gross unrealized gains and losses and estimated fair market value of available for sale investments in fixed income securities and short-term investments as at December 31, 2022 and December 31, 2021:

	As at December 31, 2022
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses (1)	Fair Market Value
	($ in millions)
U.S. government	$1,003.7	$—	$(50.7)	$—	$953.0
U.S. agency	9.2	—	(0.4)	—	8.8
Municipal	159.9	—	(9.4)	(1.0)	149.5
Corporate	2,016.9	3.5	(169.1)	(6.3)	1,845.0
Non-U.S. government-backed corporate	119.4	—	(8.8)	(0.2)	110.4
Non-U.S. government	225.2	0.1	(11.5)	(0.2)	213.6
Non-agency commercial mortgage-backed	6.6	—	(1.0)	—	5.6
Agency mortgage-backed	590.4	—	(87.7)	—	502.7
Total fixed income securities — Available for sale	4,131.3	3.6	(338.6)	(7.7)	3,788.6
Total short-term investments — Available for sale	52.4	—	(0.4)	—	52.0
Total	$4,183.7	$3.6	$(339.0)	$(7.7)	$3,840.6
_____________
(1)    For the twelve months ended December 31, 2022, there was an increase in the CECL allowance on available-for-sale investments of $5.0 million (December 31, 2021 — $2.5 million decrease).

	As at December 31, 2021
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Market Value
	($ in millions)
U.S. government	$1,066.2	$24.0	$(5.9)	$—	$1,084.3
U.S. agency	20.7	0.8	—	—	21.5
Municipal	81.2	2.0	(0.5)	(0.1)	82.6
Corporate	2,176.1	47.5	(13.0)	(2.3)	2,208.3
Non-U.S. government-backed corporate	138.5	0.2	(1.9)	—	136.8
Non-U.S. government	250.8	1.4	(1.2)	(0.3)	250.7
Asset-backed	0.5	—	—	—	0.5
Non-agency commercial mortgage-backed	6.6	0.3	—	—	6.9
Agency mortgage-backed	1,082.9	19.1	(12.0)	—	1,090.0
Total fixed income securities — Available for sale	4,823.5	95.3	(34.5)	(2.7)	4,881.6
Total short-term investments — Available for sale	10.1	—	—	—	10.1
Total	$4,833.6	$95.3	$(34.5)	$(2.7)	$4,891.7

Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Trading Investments in Fixed Income Maturities	The following tables present the cost or amortized cost, gross unrealized gains and losses, and estimated fair market value of trading investments in fixed income securities, short-term investments, equity securities, catastrophe bonds and privately-held investments as at December 31, 2022 and December 31, 2021:

	As at December 31, 2022
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed Income Securities — Trading
U.S. government	$267.9	$—	$(6.3)	$261.6
Municipal	3.9	—	(0.3)	3.6
Corporate	175.3	0.3	(13.5)	162.1
High yield loans	90.2	0.2	(2.1)	88.3
Non-U.S. government-backed corporate	12.2	—	(0.6)	11.6
Non-U.S. government	32.2	—	(1.8)	30.4
Asset-backed	970.3	0.2	(74.0)	896.5
Agency mortgage-backed	24.7	—	(3.3)	21.4
Total fixed income securities — Trading	1,576.7	0.7	(101.9)	1,475.5
Short-term investments — Trading	6.3	—	—	6.3
Catastrophe bonds — Trading	5.1	—	(2.2)	2.9
Privately-held investments — Trading
Commercial mortgage loans	$312.6	$0.6	$(1.1)	$312.1
Middle market loans	109.0	—	(2.1)	106.9
Asset-backed securities	68.8	—	(2.0)	66.8
Global corporate securities	15.1	—	(0.1)	15.0
Equity securities	6.6	—	—	6.6
Short-term investments	25.6	—	—	25.6
Total privately-held investments — Trading	537.7	0.6	(5.3)	533.0
Total Investments — Trading	$2,125.8	$1.3	$(109.4)	$2,017.7

	As at December 31, 2021
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed Income Securities — Trading
U.S. government	$115.9	$0.6	$(0.2)	$116.3
Municipal	3.9	0.1	—	4.0
Corporate	95.7	1.9	(0.8)	96.8
High yield loans	77.2	0.1	(0.4)	76.9
Non-U.S. government-backed corporate	13.3	—	(0.2)	13.1
Non-U.S. government	34.9	—	(0.4)	34.5
Asset-backed	784.3	3.3	(1.9)	785.7
Agency mortgage-backed	30.3	0.2	(0.3)	30.2
Total fixed income securities — Trading	1,155.5	6.2	(4.2)	1,157.5
Short-term investments — Trading	2.0	—	—	2.0
Catastrophe bonds — Trading	5.3	—	(1.9)	3.4
Privately-held investments — Trading
Commercial mortgage loans	$212.0	0.4	(0.9)	$211.5
Middle market loans	66.9	—	(1.5)	65.4
Asset-backed securities	26.8	—	(0.2)	26.6
Equity securities	3.5	0.1	—	3.6
Total privately-held investments — Trading	309.2	0.5	(2.6)	307.1
Total Investments — Trading	$1,472.0	$6.7	$(8.7)	$1,470.0

Schedule of Commercial Mortgage and Middle Market Loans	The following table presents the type of commercial mortgage loans and geographic region as at December 31, 2022 and December 31, 2021:

	As at December 31, 2022		As at December 31, 2021
	Net Carrying Value	Percentage of Total	Net Carrying Value	Percentage of Total
	($ millions)	(%)	($ millions)	(%)
Property type

Apartment	115.3	36.9	101.6	48.1
Hotels	108.0	34.6	68.8	32.5
Office building	42.1	13.5	33.9	16.0
Other commercial	41.4	13.3	7.2	3.4
Retail	3.3	1.1	—	—
Industrial	2.0	0.6	—	—
Total commercial mortgage loans	$312.1	100%	211.5	100%

Geographic Region
U.S.	269.8	86.4	183.7	86.9
International	42.3	13.6	27.8	13.1
Total commercial mortgage loans	$312.1	100%	211.5	100%
The following table presents the type of middle market loans and geographic region as at December 31, 2022 and December 31, 2021:

	As at December 31, 2022		As at December 31, 2021
	Net Carrying Value	Percentage of Total	Net Carrying Value	Percentage of Total
	($ millions)	(%)	($ millions)	(%)
Industry type

Materials	19.8	18.5	20.9	32.0
Financials	53.1	49.7	6.1	9.3
Industrials	18.7	17.5	18.7	28.5
Consumer discretionary	4.9	4.6	4.3	6.6
Energy	5.7	5.3	5.6	8.6
Consumer staples	—	—	4.9	7.5
Information technology	4.7	4.4	4.9	7.5
Total middle market mortgage loans	$106.9	100%	$65.4	100%

Geographic Region
U.S.	64.1	59.9	56.2	85.9
International	42.8	40.1	9.2	14.1
Total middle market loans	$106.9	100%	$65.4	100%

Credit Quality Indicators of Commercial Mortgage and Middle Market Loans	A loan-to-value ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The following table represents the loan-to-value ratio of the commercial mortgage loan portfolio as at December 31, 2022 and December 31, 2021:

	As at December 31, 2022	As at December 31, 2021
	(in millions)
Less than 50%	$41.1	$—
50% to 60%	248.3	131.2
61% to 70%	22.7	80.3
Commercial mortgage loans	$312.1	$211.5
The following table represents the loan-to-enterprise-value ratio of the middle market loan portfolio as at December 31, 2022 and December 31, 2021:

	As at December 31, 2022	As at December 31, 2021
	(in millions)
Less than 50%	$63.5	$11.0
50% to 60%	16.4	9.2
61% to 70%	27.0	15.8
71% to 80%	—	5.6
81% to 100%	—	12.0
Greater than 100%	—	11.8
Middle market loans	$106.9	$65.4

Debt Service and Fixed Charge Coverage Ratios	The following table represents the debt-service coverage ratio of the commercial mortgage loan portfolio, excluding those that are non-performing and construction loans which are still under development, as at December 31, 2022 and December 31, 2021:

	As at December 31, 2022	As at December 31, 2021
	(in millions)
Greater than 1.20x	$106.1	$66.3
1.00 - 1.20x	186.1	62.4
Less than 1.00x	—	18.8
Commercial mortgage loans (1)	$292.2	$147.5
_______________
(1)    As at December 31, 2022, we have non-performing loans of $Nil (December 31, 2021 — $Nil) and construction loans of $19.9 million (December 31, 2021 — $64.0 million) which only generate income when the construction is completed. As no income is currently being generated on these loans, they are not included in the table above. The total value of commercial mortgage loans is $312.1 million as at December 31, 2022 (December 31, 2021 — $211.5 million).
The following represents the fixed charge coverage ratio of the middle market loan portfolio as at December 31, 2022 and December 31, 2021:

	As at December 31, 2022	As at December 31, 2021
	(in millions)
Greater than 1.20x	$95.2	$25.8
1.00 - 1.20x	3.8	22.8
Less than 1.00x	7.9	16.8
Middle market loans	$106.9	$65.4

Other Investments
The table below shows the Company’s investments in MVI, Multi-Line Reinsurer and Digital Re for the twelve months ended December 31, 2022 and 2021:

	MVI	Multi-Line Reinsurer	Digital Re	Total
	($ in millions)
Opening undistributed value of investment as at January 1, 2022	$0.5	$3.2	$0.2	$3.9
Investment in the period	0.4	1.6	—	2.0
Distribution received	—	—	—	—
Unrealized (loss)/gain for the twelve months to December 31, 2022	(0.1)	0.4	—	0.3
Closing value of investment as at December 31, 2022	0.8	5.2	0.2	6.2

Opening undistributed value of investment as at January 1, 2021	$—	$0.5	$0.4	$0.9
Investment in the period	0.4	2.5	0.3	3.2
Distribution received	—	—	(0.5)	(0.5)
Unrealized gain for the twelve months to December 31, 2021	0.1	0.2	—	0.3
Closing value of investments at December 31, 2021	$0.5	$3.2	$0.2	$3.9

Summary of Fixed Maturities	The scheduled maturity distribution of the Company’s available for sale fixed income securities as at December 31, 2022 and December 31, 2021 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	As at December 31, 2022
	Amortized Cost or Cost	Fair Market Value	Average S&P Ratings by Maturity
	($ in millions)
Due one year or less	$179.1	$176.0	AA+
Due after one year through five years	2,526.9	2,385.7	AA-
Due after five years through ten years	815.1	707.7	A+
Due after ten years	13.2	10.9	A-
Total — Government and corporate	3,534.3	3,280.3
Non-agency commercial mortgage-backed	6.6	5.6	AA+
Agency mortgage-backed	590.4	502.7	AA+
Total fixed income securities — Available for sale	$4,131.3	$3,788.6

	At December 31, 2021
	Amortized Cost or Cost	Fair Market Value	Average S&P Ratings by Maturity
	($ in millions)
Due one year or less	$545.1	$549.0	AA-
Due after one year through five years	2,057.2	2,087.5	AA-
Due after five years through ten years	1,090.5	1,106.3	A+
Due after ten years	40.7	41.4	A-
Total — Government and corporate	3,733.5	3,784.2
Non-agency commercial mortgage-backed	6.6	6.9	AA+
Agency mortgage-backed	1,082.9	1,090.0	AA+
Asset-backed	0.5	0.5	AAA
Total fixed income securities — Available for sale	$4,823.5	$4,881.6

Aggregate Fair Value and Gross Unrealized Loss by Type of Security	The following tables summarize, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Company’s available for sale portfolio as at December 31, 2022 and December 31, 2021:

	December 31, 2022
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions)
U.S. government	$741.1	$(30.6)	$203.4	$(20.1)	$944.5	$(50.7)	118
U.S. agency	7.1	(0.4)	1.7	—	8.8	(0.4)	5
Municipal	133.1	(7.1)	16.4	(2.3)	149.5	(9.4)	59
Corporate	1,104.7	(77.6)	568.2	(91.5)	1,672.9	(169.1)	701
Non-U.S. government-backed corporate	11.3	(0.5)	99.0	(8.3)	110.3	(8.8)	16
Non-U.S. government	63.8	(2.9)	135.9	(8.6)	199.7	(11.5)	45
Non-agency commercial mortgage-backed	5.6	(1.0)	—	—	5.6	(1.0)	1
Agency mortgage-backed	202.8	(24.9)	299.1	(62.8)	501.9	(87.7)	220
Total fixed income securities — Available for sale	2,269.5	(145.0)	1,323.7	(193.6)	3,593.2	(338.6)	1,165
Total short-term investments — Available for sale	51.9	(0.4)	—	—	51.9	(0.4)	1
Total	$2,321.4	$(145.4)	$1,323.7	$(193.6)	$3,645.1	$(339.0)	1,166

	December 31, 2021
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions)
U.S. government	$309.1	$(4.0)	$29.3	$(1.9)	$338.4	$(5.9)	51
U.S. agency	6.1	—	—	—	6.1	—	5
Municipal	29.7	(0.5)	—	—	29.7	(0.5)	20
Corporate	804.6	(11.7)	23.6	(1.3)	828.2	(13.0)	400
Non-U.S. government-backed corporate	114.4	(1.9)	—	—	114.4	(1.9)	10
Non-U.S. government	181.8	(1.2)	3.1	—	184.9	(1.2)	35
Agency mortgage-backed	564.5	(11.6)	16.0	(0.4)	580.5	(12.0)	116
Total fixed income securities — Available for sale	2,010.2	(30.9)	72.0	(3.6)	2,082.2	(34.5)	637
Total short-term investments — Available for sale	4.4	—	—	—	4.4	—	7
Total	$2,014.6	$(30.9)	$72.0	$(3.6)	$2,086.6	$(34.5)	644